UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Investment Management LLC
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  028-11378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

 /s/     Howard M. Felson     New York, New York     August 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $300,899 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-012302                    Allen Operations LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108    15048  1455276 SH       DEFINED 1             1455276        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    16045   500000 SH       DEFINED 1              500000        0        0
ANADARKO PETE CORP             COM              032511107    13240   200000 SH       DEFINED 1              200000        0        0
COST PLUS INC CALIF            COM              221485105     3115   141592 SH       DEFINED 1              141592        0        0
ELAN PLC                       ADR              284131208    14590  1000000 SH       DEFINED 1             1000000        0        0
ELSTER GROUP SE                SPONSORED ADR    290348101    26360  1298500 SH       DEFINED 1             1298500        0        0
GEORGIA GULF CORP              COM PAR$0.01 NEW 373200302     2717   105836 SH       DEFINED 1              105836        0        0
GOODRICH CORP                  COM              382388106    57841   455798 SH       DEFINED 1              455798        0        0
HUMAN GENOME SCIENCES INC      COM              444903108    14443  1100000 SH       DEFINED 1             1100000        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119      668   309279 SH       DEFINED 1              309279        0        0
LAN AIRLINES S A               SPONSORED ADR    501723100    13540   518798 SH       DEFINED 1              518798        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     8708   194500 SH       DEFINED 1              194500        0        0
QUEST SOFTWARE INC             COM              74834T103    12932   465000 SH       DEFINED 1              465000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    13424    86500 SH       DEFINED 1               86500        0        0
SUNCOKE ENERGY INC             COM              86722A103     9523   650000 SH       DEFINED 1              650000        0        0
SUNOCO INC                     COM              86764P109    23751   500000 SH       DEFINED 1              500000        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100     8946   200000 SH       DEFINED 1              200000        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104    44844   848500 SH       DEFINED 1              848500        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AB8      505  1628049 PRN      DEFINED 1             1628049        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AC6      659  1099002 PRN      DEFINED 1             1099002        0        0